Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000265555 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000265555 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000265555 [Member] | Collateralized Loan Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000265555 [Member] | Asset Backed Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000265555 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000265555 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000265555 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000265555 [Member] | U S Government Agencies Morigage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C000265555 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000265555 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000265555 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000265555 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[1]
C000265556 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000265556 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000265556 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000265556 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000265556 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000265556 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000265556 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000265556 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000265556 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000265556 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000265556 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000265556 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000265556 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
C000265556 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000265556 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[2]
C000265556 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000265556 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.90%
C000265556 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000265556 [Member] | Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000265556 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[2]

[1]	Amount represents less than .1%.
[2]	Amount represents less than .1%.